UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2009


                         USAA INTERNATIONAL FUND



[LOGO OF USAA]
    USAA(R)














PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INTERNATIONAL FUND
AUGUST 31, 2009












                                                                      (Form N-Q)

48050-1009                                   (c)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA INTERNATIONAL FUND
August 31, 2009 (unaudited)

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               COMMON STOCKS (97.9%)

               CONSUMER DISCRETIONARY (12.5%)
               ------------------------------
               ADVERTISING (1.9%)
     2,849,403 WPP plc (a)                                                                  $      23,952
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (5.4%)
     1,196,590 Burberry Group plc (a)                                                               9,366
       500,057 Compagnie Financiere Richemont S.A.                                                 13,610
       480,580 LVMH Moet Hennessy Louis Vuitton S.A.                                               45,946
                                                                                          ---------------
                                                                                                   68,922
                                                                                          ---------------
               CASINOS & GAMING (1.6%)
     2,131,311 Ladbrokes plc (a)                                                                    6,721
     4,577,540 William Hill plc (a)                                                                13,743
                                                                                          ---------------
                                                                                                   20,464
                                                                                          ---------------
               DISTRIBUTORS (1.0%)
     3,704,400 Li & Fung Ltd.                                                                      12,427
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (1.0%)
       441,616 Vivendi S.A.                                                                        12,580
                                                                                          ---------------
               PUBLISHING (1.6%)
     1,004,380 Wolters Kluwer N.V.                                                                 19,885
                                                                                          ---------------
               Total Consumer Discretionary                                                       158,230
                                                                                          ---------------

               CONSUMER STAPLES (19.7%)
               ------------------------
               BREWERS (3.2%)
     1,115,400 Grupo Modelo S.A. de C.V. "C" *                                                      4,071
       866,420 Heineken N.V. (b)                                                                   36,574
                                                                                          ---------------
                                                                                                   40,645
                                                                                          ---------------
               DISTILLERS & VINTNERS (4.0%)
     1,883,980 Diageo plc (a)                                                                      29,256
       267,166 Pernod Ricard S.A.                                                                  20,824
                                                                                          ---------------
                                                                                                   50,080
                                                                                          ---------------
               FOOD RETAIL (1.2%)
       124,800 Lawson, Inc.                                                                         5,405
     1,488,619 Tesco plc (a)                                                                        9,114
                                                                                          ---------------
                                                                                                   14,519
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (4.4%)
       517,200 Kao Corp.                                                                           13,118
       914,610 Reckitt Benckiser Group plc (a)                                                     42,362
                                                                                          ---------------
                                                                                                   55,480
                                                                                          ---------------
               PACKAGED FOODS & MEAT (5.9%)
       330,333 DANONE S.A.                                                                         17,962
     1,369,921 Nestle S.A.                                                                         56,898
                                                                                          ---------------
                                                                                                   74,860
                                                                                          ---------------

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1 | USAA International Fund

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                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               PERSONAL PRODUCTS (1.0%)
       242,920 Beiersdorf AG                                                                $      12,328
                                                                                          ---------------
               Total Consumer Staples                                                             247,912
                                                                                          ---------------

               ENERGY (5.9%)
               -------------
               INTEGRATED OIL & GAS (3.3%)
       771,160 Royal Dutch Shell plc "A" (a)                                                       21,350
       341,546 Total S.A. ADR                                                                      19,560
                                                                                          ---------------
                                                                                                   40,910
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (2.6%)
     5,566,000 CNOOC Ltd.                                                                           7,268
         3,173 INPEX Holdings, Inc.                                                                25,916
                                                                                          ---------------
                                                                                                   33,184
                                                                                          ---------------
               Total Energy                                                                        74,094
                                                                                          ---------------

               FINANCIALS (12.2%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.6%)
       389,420 Julius Baer Holding AG "B"                                                          19,804
                                                                                          ---------------
               CONSUMER FINANCE (0.6%)
       648,100 Aeon Credit Service Co. Ltd.                                                         7,327
                                                                                          ---------------
               DIVERSIFIED BANKS (5.3%)
     2,344,866 Banca Intesa S.p.A. *                                                               10,160
       194,464 Erste Bank der Oesterreichischen Sparkassen AG (b)                                   8,241
     1,732,021 HSBC Holdings plc (a)                                                               18,923
        44,108 Komercni Banka A.S.                                                                  8,416
       916,471 Standard Chartered plc (a)                                                          20,802
                                                                                          ---------------
                                                                                                   66,542
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.6%)
       437,954 UBS AG *                                                                             8,082
                                                                                          ---------------
               MULTI-LINE INSURANCE (2.3%)
     1,255,500 AXA S.A.                                                                            28,582
                                                                                          ---------------
               REINSURANCE (0.6%)
       173,487 Swiss Re                                                                             7,998
                                                                                          ---------------
               SPECIALIZED FINANCE (1.2%)
       209,130 Deutsche Boerse AG                                                                  15,965
                                                                                          ---------------
               Total Financials                                                                   154,300
                                                                                          ---------------

               HEALTH CARE (12.2%)
               -------------------
               BIOTECHNOLOGY (0.8%)
       176,111 Actelion Ltd. *                                                                     10,162
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (2.5%)
        93,772 Sonova Holding AG                                                                    8,971
       193,020 Synthes, Inc.                                                                       22,585
                                                                                          ---------------
                                                                                                   31,556
                                                                                          ---------------
               PHARMACEUTICALS (8.9%)
       469,550 Bayer AG                                                                            28,831
       399,920 GlaxoSmithKline plc (a)                                                              7,829
       214,555 Merck KGaA                                                                          19,455
       352,530 Roche Holdings AG                                                                   56,030
                                                                                          ---------------
                                                                                                  112,145
                                                                                          ---------------
               Total Health Care                                                                  153,863
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 2

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               INDUSTRIALS (10.6%)
               -------------------
               AIR FREIGHT & LOGISTICS (1.8%)
       925,119 TNT N.V. (b)                                                                 $      22,825
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (4.4%)
       642,060 Legrand S.A.                                                                        15,758
       431,019 Schneider Electric S.A.                                                             39,732
                                                                                          ---------------
                                                                                                   55,490
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
     1,588,700 Hays plc (a)                                                                         2,674
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.0%)
       941,008 Smiths Group plc (a)                                                                12,221
                                                                                          ---------------
               INDUSTRIAL MACHINERY (1.1%)
       176,500 FANUC Ltd.                                                                          14,397
                                                                                          ---------------
               RAILROADS (2.1%)
       550,022 Canadian National Railway Co.                                                       26,549
                                                                                          ---------------
               Total Industrials                                                                  134,156
                                                                                          ---------------

               INFORMATION TECHNOLOGY (10.5%)
               ------------------------------
               APPLICATION SOFTWARE (0.9%)
       224,060 SAP AG                                                                              10,941
                                                                                          ---------------
               ELECTRONIC COMPONENTS (2.5%)
        69,300 Hirose Electric Co. Ltd.                                                             8,557
     1,053,600 HOYA Corp.                                                                          23,778
                                                                                          ---------------
                                                                                                   32,335
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (1.4%)
       413,360 Infosys Technologies Ltd. ADR (b)                                                   17,870
                                                                                          ---------------
               OFFICE ELECTRONICS (2.3%)
       665,100 Canon, Inc.                                                                         25,517
       350,500 Konica Minolta Holdings, Inc.                                                        3,315
                                                                                          ---------------
                                                                                                   28,832
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.9%)
       200,857 ASML Holding N.V.                                                                    5,510
       102,600 Tokyo Electron Ltd.                                                                  5,579
                                                                                          ---------------
                                                                                                   11,089
                                                                                          ---------------
               SEMICONDUCTORS (2.5%)
        27,840 Samsung Electronics Co. Ltd.                                                        17,187
     1,318,433 Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                     14,107
                                                                                          ---------------
                                                                                                   31,294
                                                                                          ---------------
               Total Information Technology                                                       132,361
                                                                                          ---------------

               MATERIALS (8.5%)
               ----------------
               DIVERSIFIED METALS & MINING (0.6%)
       276,830 BHP Billiton plc (a)                                                                 7,264
                                                                                          ---------------
               INDUSTRIAL GASES (5.1%)
       209,127 Air Liquide S.A.                                                                    22,320
       412,060 Linde AG                                                                            41,410
                                                                                          ---------------
                                                                                                   63,730
                                                                                          ---------------
               SPECIALTY CHEMICALS (2.8%)
        32,773 Givaudan S.A.                                                                       23,553

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3 | USAA International Fund

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                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

       205,100 Shin-Etsu Chemical Co. Ltd.                                                  $      12,123
                                                                                          ---------------
                                                                                                   35,676
                                                                                          ---------------
               Total Materials                                                                    106,670
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (2.7%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
     6,642,650 Singapore Telecommunications Ltd.                                                   14,475
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (1.5%)
       223,750 America Movil S.A.B. de C.V. ADR "L"                                                10,102
       541,760 MTN Group Ltd.                                                                       8,879
                                                                                          ---------------
                                                                                                   18,981
                                                                                          ---------------
               Total Telecommunication Services                                                    33,456
                                                                                          ---------------

               UTILITIES (3.1%)
               ----------------
               ELECTRIC UTILITIES (0.9%)
       277,399 E.ON AG                                                                             11,736
                                                                                          ---------------
               MULTI-UTILITIES (2.2%)
       654,256 Gaz de France S.A.                                                                  27,566
                                                                                          ---------------
               Total Utilities                                                                     39,302
                                                                                          ---------------
               Total Common Stocks (cost: $1,196,950)                                           1,234,344
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (1.3%)

               MONEY MARKET FUNDS (1.3%)

    17,227,048 State Street Institutional Liquid Reserve Fund, 0.26% (c)(cost:  $17,227)           17,227
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (4.4%)

               MONEY MARKET FUNDS (1.5%)
    18,278,046 BlackRock Liquidity Funds TempFund, 0.22%(c)                                        18,278
                                                                                          ---------------

PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (2.9%)
  $     20,100 Credit Suisse First Boston LLC, 0.21%, acquired on 8/31/09 and due
                     9/01/2009 at $20,100 (collateralized by $20,510 of Federal Home
                     Loan(d),0.13%(e), due 10/28/2009; market value $20,506)                       20,100
        16,900 Deutsche Bank Securities, Inc., 0.20%, acquired on 8/31/2009 and due
                     9/01/2009 at $16,900 (collateralized by $17,140 of Federal Home
                     Loan Bank(d), 0.80%, due 5/17/2010; market value $17,239)                     16,900
                                                                                          ---------------
               Total Repurchase Agreements                                                         37,000
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $55,278)                                                   55,278
                                                                                          ---------------

               TOTAL INVESTMENTS (COST: $1,269,455)                                     $       1,306,849
                                                                                          ===============

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 4

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($ IN 000S)                                            VALUATION HIERARCHY
                                                       -------------------

                                       (LEVEL1)             (LEVEL 2)         (LEVEL 3)
                                    QUOTED PRICES            OTHER          SIGNIFICANT
                                      IN ACTIVE           SIGNIFICANT      UNOBSERVABLE
                                       MARKETS             OBSERVABLE          INPUTS
                                   FOR IDENTICAL             INPUTS
                                       ASSETS                                                       TOTAL
---------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                   $   1,008,767         $      225,577      $         --    $   1,234,344
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                     17,227                     --                --           17,227
SHORT-TERM INVESTMENTS
PURCHASED WITH CASH
COLLATERAL FROM SECURITIES
LOANED:
  MONEY MARKET FUNDS                     18,278                     --                --           18,278
  REPURCHASE AGREEMENTS                      --                 37,000                --           37,000
---------------------------------------------------------------------------------------------------------
         TOTAL                    $   1,044,272         $      262,577      $         --    $   1,306,849
---------------------------------------------------------------------------------------------------------


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5 | USAA International Fund

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NOTES TO PORTFOLIO
OF INVESTMENTS

August 31, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: International Fund Shares and International Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager

--------------------------------------------------------------------------------
                                           Notes to Portfolio of Investments | 6

--------------------------------------------------------------------------------

determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

--------------------------------------------------------------------------------
7 | USAA International Fund

--------------------------------------------------------------------------------

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2009, was approximately $49,374,000. This amount excludes $3,528,000 of securities on loan which were sold prior to August 31, 2009.

E. SUBSEQUENT EVENTS - Effective August 31, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or

--------------------------------------------------------------------------------
                                           Notes to Portfolio of Investments | 8

--------------------------------------------------------------------------------

transactions that occur after the balance sheet date but before the quarterly report is issued or available to be issued and categorizes subsequent events as recognized or non-recognized for quarterly report purposes. The Fund has evaluated subsequent events through October 23, 2009, the date the quarterly report was issued, and has determined that there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of August 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2009, were $166,684,000 and $129,290,000, respectively, resulting in net unrealized appreciation of $37,394,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,261,062,000 at August 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES

(a) Security was fair valued at August 31, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b)     The security or a portion thereof was out on loan as of August 31, 2009.
(c) Rate represents the money market fund annualized seven-day yield at August 31, 2009.
(d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(e) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*       Non-income-producing security.

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9 | USAA International Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    10/23/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/27/2009
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*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.